MARKETABLE SECURITIES (Details) $ in Thousands, kr in Millions		1 Months Ended	3 Months Ended						12 Months Ended
	Feb. 03, 2016	Mar. 03, 2016	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 NOK (kr) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 NOK (kr) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 NOK (kr) shares	Dec. 31, 2017 NOK (kr) shares
Schedule of Equity Method Investments [Line Items]
Proceeds from (Payments for) in Securities Sold under Agreements to Repurchase									$ 10,272		$ 0
Movement In Available-For-Sale Securities [Roll Forward]
Balance at start of the year						$ 19,231	$ 8,000		19,231		8,000
Unrealized loss on marketable securities									(3,526)		0		$ 0
Unrealized gain (loss) recorded in other comprehensive income									0		1,326
Available-for-sale Securities, Restricted			$ (8,392)						(8,392)		(10,272)
Total			836						836		19,231		$ 8,000
Equity securities available-for-sale
Stockholders' Equity Note, Stock Split, Conversion Ratio	(0.2)	(5)											(5)
Secured Debt, Repurchase Agreements			$ 7,700	$ 11,900	$ 11,400	10,400			7,700		10,300			kr 66.9	kr 85.2
Gain (loss) from marketable securities reclassified to Consolidated Statement of Operations									$ 0		571		$ (7,233)
Golden Ocean Group Limited [Member]
Equity securities available-for-sale
Marketable Securities, Number Of Shares Held | shares			1,300,000						1,300,000					1,300,000
Golden Ocean [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments									$ 2,508
DHT Holdings [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments											3,000
Proceeds from Sale and Maturity of Marketable Securities									17,800		27,400
Available for sale securities,number of equity securities acquired | shares							10,900,000
Payments to Acquire Debt Securities, Available-for-sale							$ 46,100
Marketable Securities, Gain (Loss)									$ 1,000		1,100
Gain (loss) from marketable securities reclassified to Consolidated Statement of Operations											$ 600
Marketable Securities, Number of Securities Disposed | shares									4,700,000	4,700,000	6,200,000	6,200,000
Ship Finance International Limited [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments									$ 365		$ 50
Marketable Securities, Number Of Shares Held | shares			100,000						100,000		100,000			100,000	100,000
Avance Gas [Member]
Equity securities available-for-sale
Unrealized Gain (Loss) on Investments									$ 630		$ 90
Dividends [Domain]
Movement In Available-For-Sale Securities [Roll Forward]
Shares acquired									$ 0		$ 46,100
Avance Gas [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Impairment loss													$ 4,900
Equity securities available-for-sale
Shares received | shares									442,384	442,384	442,384	442,384
Ship Finance International Limited [Member]
Equity securities available-for-sale
Shares received | shares									73,383	73,383
Golden Ocean [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Impairment loss								$ 2,400
Available-for-sale Securities, Restricted			$ (7,600)	(11,900)	(11,200)	(10,300)			$ (7,600)		$ (10,100)
Equity securities available-for-sale
Shares received | shares									1,270,657	1,270,657
Proceeds from Sale and Maturity of Marketable Securities			$ 7,700	$ 11,800	$ 11,200	$ 10,400			$ 7,700	kr 66.4	$ 10,100	kr 84.8
number of marketable securities pledged to creditors | shares			1,260,358						1,260,358					1,260,358
Marketable Securities, Number of Securities Disposed | shares			1,300,000	1,260,358	1,300,000	1,260,358			1,300,000	1,300,000	1,260,358	1,260,358
Reverse acquisition [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Shares disposed of									$ (16,749)		$ (26,351)